Quarterly Information (Schedule of Quarterly Information) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011
Quarterly Financial Information [Line Items]
LIFO charges	$ (71.9)	$ (84.0)	$ (14.5)	$ 14.5	$ 51.8	$ 28.0	$ 32.0	$ 31.0
Purchase Accounting Adjustments	12.0	28.2	8.6
Impairment of equity method investments			30.0			13.9
Loss on sale of Assets		(17.6)
Gain related to correction of error in the actuarial calculation					$ 29.0